Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Remuneration
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management

personnel
USD m, except where indicated 31.12.22 31.12.21 31.12.20
Base salaries and other cash payments
1
27 31 33
Incentive awards – cash
2
17 17 18
Annual incentive award under DCCP 25 26 27
Employer’s contributions to retirement

benefit plans
2 3 3
Benefits in kind, fringe benefits (at market

value)
1 1 1
Share-based compensation
3
45 45 47
Total 118 124 129
Total (CHF m)
4
114 113 121
1 May include role-based

allowances in line

with market practice

and regulatory requirements.

2 The cash

portion may also include

blocked shares in

line with regulatory

requirements.

3 Compensation

expense
is based on the

share price on

grant date

taking into

account perform

ance conditions.

Refer to Note

27 for

more information.

For GEB

members, share

-based compensation

for 2022,

2021 and 2020

was entirely
composed of LTIP

awards. For the

Chairman of the BoD the share

-based compensation for 2022,

2021 and 2020 was

entirely composed of

UBS shares.

4 Swiss franc amounts disclosed

represent the respective

US
dollar amounts translated at

the applicable performance

award currency exchange

rates (2022: USD /

CHF
0.96 ; 2021: USD / CHF 0.92 ; 2020: USD / CHF 0.94 ).

Equity holdings
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management

personnel
1
31.12.22 31.12.21
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely

linked to them
2
3,009,686 4,597,006
1 No options were held in

2022 and 2021

by non-independent members

of the BoD and any GEB

member or any of

its related parties.

2 Excludes shares

granted under variable

compensation plans with

forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages

to key management personnel
1
USD m, except where indicated 2022 2021
Balance at the beginning of the year 34 38
Additions 8 11
Reductions (9) (15)
Balance at the end of the year
2
33 34
Balance at the end of the year (CHF

m)
2, 3
31 31
1 All loans are secured loans.

2 There were no

unused uncommitted credit

facilities as of 31 December

2022 and 31 December

2021.

3 Swiss franc amounts

disclosed represent the respective

US dollar amounts
translated at the relevant year-end

closing exchange

rate.

Associates and joint ventures | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding

receivables from associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 251 630
Additions 402 133
Reductions (438) (497)
Foreign currency translation 1 (14)
Carrying amount at the end of the year

217 251
of which: unsecured loans and receivables 209 243
Other transactions with associates and joint

ventures
As of or for the year ended
USD m 31.12.22 31.12.21
Payments to associates and joint ventures for goods

and services received
138 157
Fees received for services provided to

associates and joint ventures
4 104
Liabilities to associates and joint ventures 90 127
Commitments and contingent liabilities to associates and

joint ventures
7 7

UBS AG | Remuneration
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key managem

ent personnel
USD m, except where indicated 31.12.22 31.12.21 31.12.20
Base salaries and other cash payments
1
26 30 31
Incentive awards – cash
2
16 17 17
Annual incentive award under DCCP 23 26 26
Employer’s contributions to retirement

benefit plans
2 2 2
Benefits in kind, fringe benefits (at market

value)
1 1 1
Share-based compensation
3
42 45 45
Total 110 122 122
Total (CHF m)
4
106 112 115
1 May include role-based

allowances in line with

market practice

and regulatory requirements.

2 The cash

portion may also include

blocked shares in line with

regulatory requirements.

3 Compensation expense
is based on

the share

price on

grant date

taking into

account performance

conditions.

Refer to

Note 27 for

more information.

For EB

members, share

-based compensation

for 2022,

2021 and

2020 was

entirely
composed of LTIP

awards.

For the Chairman

of the BoD,

the share-based compensation

for 2022, 2021

and 2020 was

entirely composed

of UBS shares.

4 Swiss franc

amounts disclosed

represent the respective
US dollar amounts translated

at the applicable performance

award currency exchange

rates (2022: USD / CHF
0.96 ; 2021: USD / CHF 0.92
; 2020: USD /

CHF
0.94 ).

UBS AG | Equity holdings
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management

personnel
1
31.12.22 31.12.21
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked

to them
2
2,443,580 4,175,515
1 No options were

held in 2022 and

2021 by non-independent

members of the BoD

and any EB

member or any

of its related parties.

2 Excludes shares

granted under

variable compensation

plans with forfeiture
provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages

to key management personnel
1
USD m, except where indicated 2022 2021
Balance at the beginning of the year 28 31
Additions 8 11
Reductions (7) (15)
Balance at the end of the year
2
28 28
Balance at the end of the year (CHF m)
2, 3
26 25
1 All loans are secured loans.

2 There were no

unused uncommitted credit

facilities as of 31 December

2022 and 31 December

2021.

3 Swiss franc amounts

disclosed represent the respective

US dollar amounts
translated at the relevant year-end

closing exchange

rate.

UBS AG | Associates and joint ventures | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding

receivables from associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 251 630
Additions 402 133
Reductions (438) (497)
Foreign currency translation 1 (14)
Carrying amount at the end of the year

217 251
of which: unsecured loans and receivables 209 243
Other transactions with associates and joint

ventures
As of or for the year ended
USD m 31.12.22 31.12.21
Payments to associates and joint ventures for goods

and services received
138 157
Fees received for services provided to

associates and joint ventures
4 104
Liabilities to associates and joint ventures 90 127
Commitments and contingent liabilities to associates and

joint ventures
7 7

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG | Loans, advances and mortgages
Entity [Table]
Disclosure Of Transactions Between Related Parties Explanatory
USD m 31.12.22 31.12.21
Receivables
Loans and advances to customers 2,807 1,049
Financial assets at fair value held for trading 146 187
Other financial assets measured at amortized cost 147 45
Payables
Customer deposits 2,119 2,828
Funding from UBS Group AG 56,147 57,295
Other financial liabilities measured at amortized cost 1,985 1,887
Other financial liabilities designated at fair value
1
1,796 2,340
1 Represents funding recognized

from UBS Group AG

that is designated at fair

value. Refer to Note 18b

for more information.